GS Mortgage Securities Corp. ABS-15G

Exhibit 99.6 - Schedule 4

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xx	xx	MKOM4P1PHE1		xx	Texas	xx	Purchase	Non-QM/Compliant	4	2	Credit	Guidelines	MKOM4P1PHE1-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in file for not meeting the minimum $50K in equity.			DTI: 41.27% DTI is less than the maximum guideline requirement of 50.00%. Reserves: The 21 months of available reserves are more than the guideline requirement of 6 months.		QC Complete	10/27/2025			XXXX
xx	xx	MKOM4P1PHE1	xx	Texas	xx	Purchase	Non-QM/Compliant	4	2	Compliance	Compliance	MKOM4P1PHE1-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 6.969% Allowed 5.490% Over by +1.479%

																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	10/27/2025	10/27/2025	10/27/2025	XXXX